Reclamation Provision (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Long-term inflation rate	4.70%
Discount rate used in estimated reclamation and closure cost provision	9.40%	8.90%
Reclamation provision (Note 14)	$ 5,855	$ 4,590	$ 2,713
Reclamation accretion expense (Note 14)	$ 493	$ 243
Bottom of range
Disclosure of other provisions [line items]
Long-term inflation rate		4.60%